Shareholders’ Equity (Details) - USD ($)							12 Months Ended
		Dec. 04, 2025	Aug. 12, 2025	Jul. 07, 2025	May 10, 2024	Apr. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 12, 2025	May 31, 2024
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.002
Ordinary shares authorized								25,000,000
Ordinary shares, shares outstanding								34,198
Ordinary shares, shares issued								34,198
Percentage of after tax profits							10.00%
Statutory reserves, percentage							50.00%
Registered capital amounted (in Dollars)										$ 465,572
Gross proceeds (in Dollars)								$ 3,293,096
Underwriter warrants were exercised				151
Underwriter warrants left unexercised				20				171
Issuance of stock				87
Re-designations authorized share capital amount (in Dollars)								$ 68
Mingteng International [Member]
Shareholders’ Equity [Line Items]
Statutory reserves, percentage										50.00%
Total net proceeds (in Dollars)											$ 15,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.002
Offering price per share (in Dollars per share)						$ 800
Gross proceeds (in Dollars)						$ 4,200,000
Exercise of underwriter warrants								60
Ordinary Shares [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.002
Ordinary shares authorized							24,989,545
Net proceeds (in Dollars)					$ 3,293,096
Underwriters [Member]
Shareholders’ Equity [Line Items]
Ordinary shares per share (in Dollars per share)												$ 960
Underwriters [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Underwriter warrants were exercised								131
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.002
Ordinary shares authorized							24,989,545
Ordinary shares, shares outstanding							101,275
Ordinary shares, shares issued							101,275
Re-designations authorized share capital amount (in Dollars)							$ 202
Common Stock Dividends, Shares			24,989,545
Common stock vote			one
Number of outstanding of reverse stock split		211,891
Number of outstanding of reverse stock split		2,445
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding							101,275
Issuance of stock	[1]						77,445
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.002
Ordinary shares, shares issued											75,000
Ordinary shares per share (in Dollars per share)											$ 200
Class A Ordinary Shares [Member] | Sales Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		100,000,000
Class B Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.002
Ordinary shares authorized							10,455
Ordinary shares, shares outstanding							10,455
Ordinary shares, shares issued							10,455
Re-designations authorized share capital amount (in Dollars)							$ 21
Common Stock Dividends, Shares			10,455
Common stock vote			twenty
Class B Ordinary shares [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding							10,455
Class B Ordinary shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued							10,455
Issuance of stock
Re-designations shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.002
Ordinary shares authorized			25,000,000
Re-designations authorized share capital amount (in Dollars)			$ 50,000
Initial Public Offering [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)						$ 800
Gross proceeds (in Dollars)						$ 4,200,000
Initial Public Offering [Member] | Ordinary Shares [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.002
Ordinary shares, shares issued						5,250
Initial Public Offering [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares												262
Over-Allotment Option [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)					$ 800
Gross proceeds (in Dollars)					$ 630,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.002
Offering price per share (in Dollars per share)					$ 800
Gross proceeds (in Dollars)					$ 630,000
Over-Allotment Option [Member] | Ordinary Shares [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.002
Ordinary shares, shares issued					788
Over-Allotment Option [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares												40

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)